Loans and financing - Fibria Bonds (Details) BRL in Thousands, $ in Millions	Nov. 09, 2017 USD ($)	Nov. 09, 2017 BRL	Jan. 11, 2017 USD ($)	Jan. 11, 2017 BRL
Green Bond Fibria 2027
Loans and financing
Semi-annual payment amount			$ 700	BRL 2,247,000
Green Bond Fibria 2027 | Fixed
Loans and financing
Interest rate			5.50%	5.50%
Fibria 2025 Bonds
Loans and financing
Semi-annual payment amount	$ 600	BRL 1,970,040
Fibria 2025 Bonds | Fixed
Loans and financing
Interest rate	4.00%	4.00%